Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019 [1]	Dec. 31, 2018
Segmental analysis
Assets	£ 799,491	£ 723,039	[1]	£ 694,235	£ 694,235
Liabilities	755,667	679,483	[1]	£ 647,745	647,745
Retail Banking
Segmental analysis
Assets	197,618	182,305			171,011
Liabilities	178,617	153,999			148,792
Ulster Bank RoI
Segmental analysis
Assets	26,620	25,385			25,193
Liabilities	22,993	21,012			21,189
Commercial Banking
Segmental analysis
Assets	187,413	165,399			166,478
Liabilities	174,251	140,863			139,804
Private Banking
Segmental analysis
Assets	26,206	23,304			21,983
Liabilities	32,457	28,610			28,554
RBS International
Segmental analysis
Assets	33,984	31,738			28,398
Liabilities	31,989	30,330			27,663
NatWest Markets
Segmental analysis
Assets	270,147	263,885			244,531
Liabilities	254,098	246,907			227,399
Central items and other
Segmental analysis
Assets	57,503	31,023			36,641
Liabilities	£ 61,262	£ 57,762			£ 54,344

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.